SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

For the Wells Fargo Advantage Common Stock Fund and
the Wells Fargo Advantage Opportunity Fund

(each a “Fund” and, collectively, “the Funds”)

Effective immediately, all references to Thomas D. Wooden, CFA in each Fund’s summary prospectuses, prospectuses and SAI are removed.   Ann M. Miletti remains Lead Portfolio Manager of the Funds.

January 22, 2014                                                                                             SCAM014/P203SP (01/14)